Schedule IV Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance face amount in force, Direct amount	$ 37,365,340	$ 33,748,978	$ 30,774,840
Life insurance face amount in force, Ceded to other companies	24,877,754	23,377,514	21,809,292
Life insurance face amount in force, Assumed from other companies	48,647	23,086	60,469
Life insurance face amount in force, Net amount	$ 12,536,233	$ 10,394,550	$ 9,026,017
Life insurance face amount in force, Percentage of amount assumed to net	0.40%	0.20%	0.70%
Premiums and policy fees, Direct amount	$ 1,687,318	$ 1,504,580	$ 1,539,358
Premiums and policy fees, Ceded to other companies	126,424	132,983	125,286
Premiums and policy fees, Assumed from other companies	44,333	35,682	35,519
Premiums and policy fees, Net Amount	$ 1,605,227	$ 1,407,279	$ 1,449,591
Premiums and policy fees, Percentage of amount assumed to net	2.80%	2.50%	2.50%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 275,152	$ 207,771	$ 219,959
Premiums and policy fees, Ceded to other companies	68,432	59,071	45,746
Premiums and policy fees, Assumed from other companies	686	746	683
Premiums and policy fees, Net Amount	$ 207,406	$ 149,446	$ 174,896
Premiums and policy fees, Percentage of amount assumed to net	0.30%	0.50%	0.40%
Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 1,229,815	$ 1,111,894	$ 1,130,514
Premiums and policy fees, Net Amount	1,247,681	1,115,983	1,131,519
Annuities | Intersegment Eliminations [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Ceded to other companies	(18,268)	(4,514)	(1,447)
Premiums and policy fees, Assumed from other companies	(402)	(425)	(442)
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	182,351	184,915	188,885
Premiums and policy fees, Ceded to other companies	76,260	78,426	80,987
Premiums and policy fees, Assumed from other companies	44,049	35,361	35,278
Premiums and policy fees, Net Amount	$ 150,140	$ 141,850	$ 143,176
Premiums and policy fees, Percentage of amount assumed to net	29.30%	24.90%	24.60%